Goodwill and Intangible Assets - Intangible Assets Amortization Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization	$ 1,524	$ 2,257	$ 3,600